UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 10549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calender Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings holdings.

Institutional Investment Manager Filing this Report:

Name:    Hoplite Offshore Fund, Ltd.
Address: Hoplite Offshore Fund, Ltd.
         c/o Goldman Sachs (Cayman) Trust, Limited
         Attn:  Investor Services Department
         P.O. Box 896, Harbour Centre
         George Town, Grand Cayman
         Cayman Islands, BWI

Form 13F File Number:  028-11652

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John T. Lykouretzos
Title:   Managing Member of the General Partner
Phone:   212-849-6700

Signature, Place, and Date of Signing:

/s/ John T. Lykouretzos             New York, New York           August 14, 2009
---------------------------         ------------------           ---------------
[Signature]                           [City, State]                  [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

      Provide a list of the name(s) and Form 13F file number(s) of all institutional investment managers who are reporting for this manager.

No.     Form 13F Filer Number        Name

1.      028-10749                    Hoplite Capital Management, LLC